CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 16,526	$ 6,049
Marketable securities	14,051	22,351
Accounts receivable	3,793	95,260
Prepaid expenses	21,983	858
Total current assets	56,353	124,518
Oil and gas property	90,318
Total assets	146,671	124,518
Current liabilities:
Accounts payable and accrued liabilities	89,772	141,388
Loan payable	126,074	52,582
Due to related party	459,999	485,261
Deferred revenue	4,082
Total current liabilities	679,927	679,231
Total liabilities	$ 679,927	$ 679,231
Stockholders' equity (deficit):
Preferred stock value
Common stock value	$ 2,358,954	$ 2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive income (loss)	(1,336)	(88,263)
Deficit	(2,900,401)	(2,834,931)
Total stockholders' equity (deficit)	(533,256)	(554,713)
Total liabilities and stockholders' equity (deficit)	$ 146,671	$ 124,518